Investments (Details) - Schedule of company’s marketable securities by contractual maturities $ in Thousands	Jun. 30, 2022 USD ($)
Schedule Of Company SMarketable Securities By Contractual Maturities Abstract
Due in 1 year or less	$ 32,435
Due in 1 year through 2 years	22,831
Total	$ 55,266